OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                   	      Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Bond Fund
                 Schedule of Investments  9/30/09 (unaudited)

Principal  Floating                                                     Value
Amount($) Rate (d)
                 CONVERTIBLE CORPORATE BONDS - 0.8 %
                 Energy - 0.3 %
                 Coal & Consumable Fuels - 0.2 %
2,680,000        Massey Energy Co., 3.25%, 8/1/15                   $ 2,130,600
                 Oil & Gas Drilling - 0.1 %
1,275,000        Transocean Sedco, 1.625%, 12/15/37                 $ 1,268,625
                 Total Energy                                       $ 3,399,225
                 Consumer Services - 0.1 %
                 Casinos & Gaming - 0.1 %
1,115,000        Scientific Games Corp., 0.75%, 12/1/24             $ 1,098,275
                 Total Consumer Services                            $ 1,098,275
                 Health Care Equipment & Services - 0.2 %
                 Health Care Services - 0.1 %
2,570,000        Omnicare Inc., 3.25%, 12/15/35                     $ 1,972,475
                 Total Health Care Equipment & Services             $ 1,972,475
                 Banks - 0.2 %
                 Regional Banks - 0.2 %
2,100,000        National City Corp., 4.0%, 2/1/11                  $ 2,115,750
                 Total Banks                                        $ 2,115,750
                 Telecommunication Services - 0.1 %
                 Integrated Telecommunication Services - 0.1 %
709,000          Qwest Communications International, 3.5%, 11/15/25 $  715,204
                 Total Telecommunication Services                   $  715,204
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost  $7,587,739)                                 $ 9,300,929

                 CONVERTIBLE PREFERRED STOCKS - 0.6 %
                 Diversified Financials - 0.4 %
                 Diversified Financial Services - 0.3 %
4,880            Bank of America Corp., 7.25%, 12/31/49 (b)         $ 4,147,951
                 Total Diversified Financials                       $ 4,147,951
                 Insurance - 0.2 %
                 Life & Health Insurance - 0.2 %
153,800          Delphi Financial Group, 7.376%, 5/15/37            $ 2,616,138
                 Total Insurance                                    $ 2,616,138
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost  $7,295,844)                                 $ 6,764,089

                 ASSET BACKED SECURITIES - 2.8 %
                 Materials - 0.0 %
                 Steel - 0.0 %
67,457      0.35 CXHE 2006-A AV2, Floating Rate Note, 6/25/36       $  66,254
                 Total Materials                                    $  66,254
                 Consumer Services - 0.3 %
                 Restaurants - 0.3 %
4,535,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (1$ 3,720,285
                 Total Consumer Services                            $ 3,720,285
                 Food & Drug Retail - 0.3 %
                 Food Retail - 0.3 %
5,325,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37   $ 3,461,254
                 Total Food & Drug Retail                           $ 3,461,254
                 Banks - 1.8 %
                 Thrifts & Mortgage Finance - 1.8 %
676,507     0.65 Carrington Mortgage Loan Trust, Floating Rate Note,$  567,752
2,150,000   0.35 Carrington Mortgage Loan Trust, Floating Rate Note,  1,563,384
1,400,329   0.40 Carrington Mortgage Loan Trust, Floating Rate Note,   919,210
2,575,000   0.76 Countrywide Asset Backed Certificates, Floating Rat  2,093,699
2,694,900   0.67 Countrywide Asset Backed Certificates, Floating Rat  2,561,760
2,862,905   5.07 Countrywide Asset Backed Certificates, Floating Rat  2,760,565
1,525,855   0.54 FBR Securitization Trust, 2.76188%, 9/25/35          1,363,984
173,615     0.79 First Franklin Mortgage Loan Asset Backed Certifica   148,030
324,403     0.32 GSAMP Trust, Floating Rate Note, 1/25/37              310,997
444,619     0.51 GSAMP Trust, Floating Rate Note, 11/25/35             419,708
932,203     0.68 GSAMP Trust, Floating Rate Note, 3/25/35              891,366
5,083,956        Local Insight Media Finance LLC, 5.88%, 10/23/37     3,050,374
1,105,114   0.31 Morgan Stanley Capital, Inc., Floating Rate Note, 1  1,006,678
264,898     0.66 Morgan Stanley Capital, Inc., Floating Rate Note, 3   261,068
655,753     0.30 Morgan Stanley IXIS Real Estate, Floating Rate Note   635,054
2,040,694   0.50 SASC 2007-BC4 A3, Floating Rate Note, 11/25/37       1,838,764
                                                                    $20,392,393
                 Total Banks                                        $20,392,393
                 Diversified Financials - 0.3 %
                 Consumer Finance - 0.1 %
482,101     0.37 Nomura Home Equity Trust, Floating Rate Note, 3/25/$  461,489
1,500,000   0.69 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35        1,135,068
                                                                    $ 1,596,557
                 Diversified Financial Services - 0.0 %
420,000     0.69 Asset Backed Securities Corp., Floating Rate Note, $  386,751
                 Investment Banking & Brokerage - 0.1 %
1,725,000   0.41 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37     $  599,389
                 Specialized Finance - 0.1 %
200,000     0.00 Aegis Asset Backed Securities Floating Rate Note, 8$  197,501
900,000     0.63 SLMA 2004-10 A6B Floating Rate Note, 4/27/26          852,030
                                                                    $ 1,049,531
                 Total Diversified Financials                       $ 3,632,228
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $37,266,820)                                $31,272,414

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 10.2 %
                 Materials - 0.5 %
                 Forest Products - 0.5 %
1,435,000        T SRA R 2006-1 B, 5.7467%, 10/15/36                $ 1,291,500
4,470,000        TSTAR 2006-1A A, 5.668%, 10/15/36                    4,067,700
                                                                    $ 5,359,200
                 Total Materials                                    $ 5,359,200
                 Commercial Services & Supplies - 0.1 %
                 Diversified Support Services - 0.1 %
975,000          CW Capital Cobalt, Ltd., 5.174%, 8/15/48           $  973,683
                 Total Commercial Services & Supplies               $  973,683
                 Banks - 5.8 %
                 Thrifts & Mortgage Finance - 5.7 %
2,884,962        Bank of America, Alternative Loan Trust, 5.5%, 9/25$ 2,671,294
1,980,301        Bayview Commercial Asset, 0.67375%, 4/25/34          1,399,277
3,282,853        Chase Mortgage Finance Corp., 5.5%, 5/25/37          2,979,189
1,241,994        Countrywide Alternative Loan Trust, 5.0%, 7/25/18    1,227,634
7,000,000        Countrywide Alternative Loan Trust, 5.5%, 4/25/35    4,108,562
735,557          Downey Savings & Loan, 0.83625%, 7/19/44              419,668
3,375,000        GMAC Commercial Mortgage Securities Inc., 4.864%, 1  3,267,132
2,900,000        GS Mortgage Securities Corp., 7.12%, 11/18/29        3,106,473
1,239,565   0.65 IMPAC CMB Trust, Floating Rate Note, 11/25/35         841,225
416,323     1.05 Impac Securities Assets Corp., Floating Rate Note,    310,957
1,575,265   0.60 Impac Securities Assets Corp., Floating Rate Note,   1,091,991
2,600,000        JP Morgan Mortgage Trust, 4.5%, 8/25/19              2,505,753
3,627,871        JP Morgan Mortgage Trust, 6.0%, 8/25/34              3,283,223
1,750,000        JPMCC 2002-C3 B, 5.146%, 7/12/35                     1,719,447
10,000,000       LB-UBS Commercial Mortgage, 5.372%, 9/15/39          9,106,724
2,792,897        Master Adjustable Rate, 5.194229%, 1/25/35           2,472,187
912,491          Master Asset Securitization Trust, 5.5%, 11/25/33     919,804
2,049,361        Residential Funding Mortgage Securities, Inc., 5.5%  1,940,862
8,510,000   5.70 SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49      1,415,213
2,890,000   5.74 SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49       233,801
2,010,000        SBA CMBS Trust, 6.709%, 11/15/36                     1,979,850
3,787,250        Wachovia Bank Commercial Mortgage Trust, 4.803%, 10  3,654,765
1,003,694,990 0.02  Wachovia Bank Commercial Mortgage Trust,        1,786,376
1,977,233        WAMU Mortgage Pass-Through Certificate, 4.5%, 8/25/  1,933,486
2,724,321   0.48 WAMU Mortgage Pass-Through Certificate, Floating Ra  1,708,653
1,450,000        WBCMT 2003-C9 B, 5.109%, 12/15/35                    1,285,490
2,694,681        Wells Fargo Mortgage Backed Securities, 5.0%, 11/25  2,663,525
2,169,828        Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/  1,992,852
1,401,772        Wells Fargo Mortgage Backed Securities, 5.25, 12/25  1,396,078
1,840,875   4.57 WFMBS 2003-N-1A1 Floating Rate Note, 12/25/33        1,780,791
                                                                    $65,202,282
                 Total Banks                                        $65,202,282
                 Diversified Financials - 1.3 %
                 Diversified Financial Services - 1.1 %
1,610,000   6.28 Chase Commercial Mortgage Securities Corp., Floatin$ 1,689,870
1,913,140        CMSI 2006-1 3A1, 5.0%, 2/25/36                       1,663,394
195,000          Crown Castle Towers LLC, 4.878%, 6/15/35              195,000
469,763          First Horizon Mortgage Pass-Through Trust, 5.0%, 3/   473,727
2,447,506        J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36    1,747,956
4,478,593        Master Alternative Loans Trust, 6.0%, 7/25/34        3,829,197
1,050,561        Morgan Stanley Capital, Inc., 5.25%, 12/25/17        1,028,201
332,320          Morgan Stanley Capital, Inc., 7.0%, 7/25/33           305,734
1,801,692        RALI 2005-QA10 A41, 5.7412%, 9/25/35                 1,215,108
1,206,002   0.44 Residential Accredit Loans, Inc., Floating Rate Not   571,704
183,255          Salomon Brothers Mortgage Securities CMO, 8.0%, 9/2   165,216
                                                                    $12,885,107
                 Investment Banking & Brokerage - 0.1 %
1,440,000        Bank of America Commercial Mortgage ,Inc., 4.877%, $ 1,397,241
118,400,110      MSDWC 2000-1345 X, 0.7259%, 9/3/15                    667,777
                                                                    $ 2,065,018
                 Total Diversified Financials                       $14,950,125
                 Real Estate - 0.4 %
                 Mortgage Real Estate Investment Trust - 0.4 %
3,848,031        CS First Boston Mortgage Security, 3.5%, 7/25/18   $ 3,684,713
674,488          CS First Boston Mortgage Security, 7.0%, 5/25/32      375,581
                                                                    $ 4,060,294
                 Total Real Estate                                  $ 4,060,294
                 Government - 2.2 %
2,700,000        Fannie Mae, 5.0%, 3/25/24                          $ 2,826,128
5,000,000        Fannie Mae, 5.0%, 7/25/33                            5,249,783
645,260          Fannie Mae, 5.69%, 1/25/32                            679,748
426,309          Federal Home Loan Bank, 6.0%, 4/15/32                 444,274
2,900            Federal National Mortgage Association, 10.3%, 4/25/    3,032
7,751            Federal National Mortgage Association, 10.3%, 4/25/    9,092
3,400,000        Federal National Mortgage Association, 5.5%, 2/15/3  3,573,012
1,703,778        Freddie Mac, 5.0%, 8/15/35                           1,755,001
5,000,000        Freddie Mac, 5.0%, 6/15/33                           5,273,107
3,140,351        Freddie Mac, 6.1%, 9/15/18                           3,154,410
1,605,440        GSR Mortgage Loan Trust, 4.1408%, 6/25/34            1,497,293
                                                                    $24,464,880
                 Total Government                                   $24,464,880
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $132,387,640)                               $115,010,464

                 CORPORATE BONDS - 40.9 %
                 Energy - 4.6 %
                 Integrated Oil & Gas - 0.2 %
1,200,000        BP Capital Markets Plc, 5.25%, 11/7/13             $ 1,314,515
990,000          Marathon Oil Corp., 5.9%, 3/15/18                    1,034,654
45,000           Petro-Canada, 4.0%, 7/15/13                           45,045
                                                                    $ 2,394,214
                 Oil & Gas Drilling - 0.4 %
5,150,000        Transocean Sedco, 1.5%, 12/15/37                   $ 4,969,750
                 Oil & Gas Equipment & Services - 0.4 %
1,000,000   0.00 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A$  790,000
2,815,000        Weatherford International, Ltd., 9.625%, 3/1/19      3,523,899
                                                                    $ 4,313,899
                 Oil & Gas Exploration & Production - 1.0 %
2,180,000        Canadian National Resources, 5.9%, 2/1/18          $ 2,324,436
1,020,000        Chesapeake Energy Corp., 9.5%, 2/15/15               1,073,550
160,000          Denbury Resources, Inc. 9.75%, 3/1/16                 170,000
1,887,243        Gazprom International SA, 7.201%, 2/1/20             1,943,861
1,605,000        Ras Laffan LNG 3, 5.832%, 9/30/16 (144A)             1,668,510
200,000          TNK-BP Finance SA, 6.625%, 3/20/17                    183,760
1,000,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)             918,800
2,080,000        TNK-BP Finance SA, 7.5%, 7/18/16 (144A)              2,022,800
1,000,000        TNK-BP Finance SA, 7.875%, 3/13/18 (144A)             976,300
                                                                    $11,282,017
                 Oil & Gas Refining & Marketing - 0.5 %
2,475,000        Spectra Energy Capital, 6.2%, 4/15/18              $ 2,633,707
2,890,000        Valero Energy Corp., 9.375%, 3/15/19                 3,367,642
                                                                    $ 6,001,349
                 Oil & Gas Storage & Transportation - 2.1 %
435,000          Boardwalk Pipelines LLC, 5.5%, 2/1/17              $  426,533
1,535,000        Buckeye Partners LP, 6.05%, 1/15/18                  1,604,913
2,900,000        DCP Midstream, 9.75%, 3/15/19                        3,464,404
1,150,000        Holly Energy Partners LP, 6.25%, 3/1/15 (b)          1,052,250
3,250,000        Kinder Morgan Energy, 5.95%, 2/15/18                 3,399,884
1,450,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)             1,590,799
3,500,000        Plains All America Pipeline, 6.125%, 1/15/17         3,632,801
3,885,000        Questar Pipeline Co., 5.83%, 2/1/18                  4,112,471
3,345,000   7.20 Southern Union Co., 7.2%, 11/1/66                    2,634,188
1,295,000        Trans - Canada Pipelines, 7.125%, 1/15/09            1,527,863
                                                                    $23,446,106
                 Total Energy                                       $52,407,335
                 Materials - 2.4 %
                 Aluminum - 0.2 %
2,290,000        Novelis, Inc., 7.25%, 2/15/15                      $ 1,980,850
                 Construction Materials - 0.2 %
2,260,000   6.64 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49 $ 1,742,663
475,000          Holcim, Ltd., 6.0%, 12/30/19 (144A)                   480,780
                                                                    $ 2,223,443
                 Diversified Metals & Mining - 0.9 %
1,865,000        Anglo American Capital Plc, 9.375%, 4/8/14         $ 2,172,725
2,965,000   5.88 Freeport-McMoran Copper & Gold, Inc., Floating Rate  2,971,019
2,725,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                 3,216,010
1,655,000        Teck Resources, Ltd., 10.25%, 5/15/16 (b)            1,870,150
                                                                    $10,229,904
                 Fertilizers & Agricultural Chemicals - 0.4 %
4,510,000        AGRIUM Inc., 6.75%,1/15/19                         $ 4,884,560
45,000           Potash Corp., Saskatchewan, 4.875%, 3/1/13            47,502
                                                                    $ 4,932,062
                 Specialty Chemicals - 0.2 %
2,400,000        Cytec Industries, Inc. 8.95%, 7/1/17               $ 2,652,929
                 Steel - 0.5 %
3,900,000        ArcelorMittal, 6.125%, 6/1/18                      $ 3,842,108
1,230,000        Commercial Metals Co., 7.35%, 8/15/18                1,298,601
                                                                    $ 5,140,709
                 Total Materials                                    $27,159,897
                 Capital Goods - 2.5 %
                 Aerospace & Defense - 0.3 %
40,000           Boeing Co., 5.125%, 2/15/13                        $  43,017
3,020,000        Esterline Technologies, Inc., 6.625%, 3/1/17         2,899,200
                                                                    $ 2,942,217
                 Building Products - 0.1 %
2,225,000   6.72 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49$ 1,756,015
                 Construction & Farm Machinery & Heavy Trucks - 0.2 %
1,200,000        Caterpillar, Inc., 7.9%, 12/15/18 (b)              $ 1,479,841
910,000          Cummins, Inc., 6.75%, 2/15/27                         804,120
                                                                    $ 2,283,961
                 Electrical Component & Equipment - 0.4 %
2,665,000        Anixter International Corp., 5.95%, 3/1/15         $ 2,355,194
2,670,000        Belden CDT Inc., 7.0%, 3/15/17                       2,539,838
                                                                    $ 4,895,032
                 Industrial Conglomerates - 0.3 %
2,950,000        Tyco Electronics Group SA, 6.55%, 10/1/17          $ 3,088,116
525,000          Tyco International Finance SA, 8.5%, 1/15/19          639,943
                                                                    $ 3,728,059
                 Industrial Machinery - 0.2 %
2,150,000        Ingersoll-Rand Global Holding, 9.5%, 4/15/14       $ 2,540,502
                 Trading Companies & Distributors - 0.9 %
495,000          Ace Hardware Corp., 9.125%, 6/1/16 (144A)          $  517,275
5,660,000        GATX Financial Corp., 6.0%, 2/15/18 (b)              5,404,598
4,160,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)           3,990,180
                                                                    $ 9,912,053
                 Total Capital Goods                                $28,057,839
                 Commercial Services & Supplies - 0.3 %
                 Office Services & Supplies - 0.3 %
3,110,000        Pitney Bowes, Inc., 5.6%, 3/15/18                  $ 3,323,262
                 Total Commercial Services & Supplies               $ 3,323,262
                 Transportation - 1.1 %
                 Airlines - 0.1 %
985,332     0.00 Southwest Airlines Co., 7.67%, 1/2/14              $ 1,024,843
                 Railroads - 1.0 %
2,140,000        Burlington Sante Fe Corp., 5.75%, 3/15/18          $ 2,324,577
3,400,000        Kansas City Southern Mexico, 7.625%, 12/1/13         3,298,000
5,125,000        Union Pacific Corp., 5.7%, 8/15/18                   5,528,168
                                                                    $11,150,745
                 Total Transportation                               $12,175,588
                 Automobiles & Components - 0.2 %
                 Auto Parts & Equipment - 0.2 %
3,255,000        Lear Corp., 8.75%, 12/1/16                         $ 2,148,300
                 Total Automobiles & Components                     $ 2,148,300
                 Consumer Durables & Apparel - 0.4 %
                 Household Appliances - 0.4 %
4,235,000        Whirlpool Corp., 5.5%, 3/1/13                      $ 4,294,599
                 Total Consumer Durables & Apparel                  $ 4,294,599
                 Consumer Services - 0.8 %
                 Casinos & Gaming - 0.0 %
1,160,000        Station Casinos, Inc., 6.625%, 3/15/18             $  40,600
                 Education Services - 0.7 %
2,160,000        Leland Stanford Junior University, 4.75%, 5/1/19   $ 2,275,430
2,470,000        President & Fellows of Harvard, 3.7%, 4/1/13         2,558,377
3,095,000        President & Fellows of Harvard, 6.3%, 10/1/37        3,344,055
                                                                    $ 8,177,862
                 Restaurants - 0.1 %
1,200,000        McDonald's Corp., 5.35%, 3/1/18                    $ 1,309,262
                 Total Consumer Services                            $ 9,527,724
                 Media - 1.0 %
                 Broadcasting - 0.7 %
2,620,000        Grupo Telivisa SA, 6.0%, 5/15/18 (144A)            $ 2,632,207
500,000          News America, Inc., 5.65%, 8/15/20 (144A)             506,866
4,250,000        Intelsat Subsidiary Holding Co., 8.5%, 1/15/13 (b)   4,303,125
                                                                    $ 7,442,198
                 Cable & Satellite - 0.2 %
1,600,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A) (b) $ 1,723,598
135,000          Comcast Corp., 5.3%, 1/15/14                          144,458
800,000          Time Warner Cable, Inc., 8.25%, 4/1/19                966,957
425,000          Time Warner Cable, Inc., 8.75, 2/14/19                523,570
                                                                    $ 3,358,583
                 Total Media                                        $10,800,781
                 Retailing - 0.4 %
                 General Merchandise Stores - 0.2 %
2,000,000        Target Corp., 5.375%, 5/1/17                       $ 2,149,764
                 Specialty Stores - 0.2 %
1,795,000        Sally Holdings, 9.25%, 11/15/14 (144A) (b)         $ 1,857,825
                 Total Retailing                                    $ 4,007,589
                 Food & Drug Retailing - 0.2 %
                 Hypermarkets & Supercenters - 0.2 %
2,000,000        Wal-Mart Stores, Inc., 5.875%, 4/5/27              $ 2,161,094
                 Total Food & Drug Retailing                        $ 2,161,094
                 Food, Beverage & Tobacco - 1.3 %
                 Agricultural Products - 0.3 %
3,500,000        Cargill, Inc., 5.2%, 1/22/13 (144A)                $ 3,670,079
                 Brewers - 0.3 %
2,930,000        Anheuser-Busch InBev Worldwide, Inc, 7.75%, 1/15/19$ 3,466,952
55,000           Miller Brewing Co., 5.5%, 8/15/13 (144A)              58,126
                                                                    $ 3,525,078
                 Distillers & Vintners - 0.3 %
2,765,000        Constellation Brands, Inc., 8.375%, 12/15/14       $ 2,882,513
                 Packaged Foods & Meats - 0.1 %
1,250,000        Kellogg Co., 5.125%, 12/3/12                       $ 1,356,879
                 Soft Drinks - 0.1 %
55,000           Bottling Group LLC, 5.0%, 11/15/13                 $  59,622
1,000,000        PepsiCo, Inc., 7.9%, 11/1/18                         1,262,718
                                                                    $ 1,322,340
                 Tobacco - 0.2 %
1,535,000        UST, Inc., 5.75%, 3/1/18                           $ 1,479,481
                 Total Food Beverage & Tobacco                      $14,236,370
                 Household & Personal Products - 0.1 %
                 Household Products - 0.1 %
1,250,000        Procter & Gamble Co., 4.6%, 1/15/14                $ 1,342,869
                 Total Household & Personal Products                $ 1,342,869
                 Health Care Equipment & Services - 0.5 %
                 Health Care Facilities - 0.2 %
155,885          HCA Inc., 9.625%, 11/15/16                         $  162,120
1,050,000        HCA, Inc., 7.875%, 2/15/20                           1,053,938
385,000          HCA, Inc., 8.5%, 4/15/19                              402,325
310,000          HCA, Inc., 9.875%, 2/15/17                            328,600
                                                                    $ 1,946,983
                 Managed Health Care - 0.3 %
3,275,000        United Health Group, 4.875%, 2/15/13               $ 3,403,943
                 Total Health Care Equipment & Services             $ 5,350,926
                 Pharmaceuticals & Biotechnology - 0.6 %
                 Biotechnology - 0.5 %
5,055,000        Biogen Idec, Inc., 6.0%, 3/1/13                    $ 5,373,121
                 Pharmaceuticals - 0.1 %
1,000,000        Abbott Laboratories,  5.125%, 4/01/19              $ 1,059,722
                 Total Pharmaceuticals & Biotechnology              $ 6,432,843
                 Banks - 4.8 %
                 Diversified Banks - 1.2 %
3,515,000        Barclays Plc, 6.05%, 12/4/17 (b)                   $ 3,537,376
3,400,000        BNP Paribas, 1.34438%, 4/27/17                       3,160,215
1,855,000        Industrial Bank of Korea, 7.125%, 4/23/14            2,035,697
5,520,000        Wachovia Corp., 5.75%, 6/15/17 (b)                   5,831,736
                                                                    $14,565,024
                 Regional Banks - 3.5 %
1,870,000        American Express Bank FSB, 5.5%, 4/16/13           $ 1,973,620
4,500,000        Branch Banking & Trust Co., 4.875%, 1/15/13 (b)      4,599,981
1,190,000        Cobank, ACB, 7.875%, 4/16/18 (144A)                  1,158,610
2,425,000        KeyBank NA, 5.8%, 7/1/14                             2,350,919
2,030,000        Keycorp, 6.5%, 5/14/13                               2,078,058
2,505,000        Mellon Funding Corp., 5.5%, 11/15/18                 2,603,750
1,435,000        PNC Bank NA, 6.0%, 12/7/17                           1,467,378
6,273,000   8.25 PNC Funding Corp., Floating Rate Note, 5/29/49 (b)   5,975,766
2,755,000        Sovereign Bancorp, 8.75%, 5/30/18                    3,175,925
6,670,000        State Street Capital, 8.25%, 3/15/42                 6,530,597
4,000,000        US Bancorp, 6.189%, 4/15/49                          3,070,000
3,520,000        Wachovia Bank NA, 6.0%, 11/15/17                     3,693,209
1,500,000   0.00 Wells Fargo & Co., Floating Rate Note, 12/29/49      1,320,000
                                                                    $39,997,813
                 Total Banks                                        $54,562,837
                 Diversified Financials - 7.1 %
                 Asset Management & Custody Banks - 1.2 %
2,000,000        Bank of New York, 4.95%, 3/15/15                   $ 2,131,284
3,945,000        Eaton Vance Corp., 6.5%, 10/2/17                     4,260,695
4,400,000        Janus Capital Group, Inc. ,6.95%, 6/15/17            4,186,974
2,800,000        State Street Corp., 7.65%, 6/15/10                   2,895,886
                                                                    $13,474,839
                 Consumer Finance - 2.1 %
4,435,000        American General Finance, 6.9%, 12/15/17           $ 3,101,755
3,875,000        American Honda Finance, 6.7%, 10/1/13 (144A)         4,221,382
3,400,000        Capital One Bank USA NA, 8.8%, 7/15/19               3,930,261
810,000          Capital One Financial Corp., 7.375%, 5/23/14 (b)      903,971
2,575,000        Caterpillar Financial, 7.05%, 10/1/18                2,965,458
2,630,000        Ford Motor Credit Co., 5.7%, 1/15/10                 2,629,245
3,750,000        John Deere Capital Corp. 2.875%, 6/19/12             3,874,481
3,155,000   4.00 SLM Corp., Floating Rate Note, 7/25/14               2,162,532
                                                                    $23,789,085
                 Diversified Financial Services - 1.4 %
3,000,000        Bank of America Corp., 7.8%, 2/15/10               $ 3,062,874
2,575,000        JP Morgan Chase & Co., 6.0%, 1/15/18                 2,763,812
1,000,000        JPMorgan Chase & Co., 6.3%, 4/23/19                  1,091,727
4,900,000        JPMorgan Chase & Co., 7.9%, 4/29/49                  4,704,833
1,100,000        Nationsbank Corp., 7.75%, 8/15/15                    1,188,177
1,020,780        PF Export Receivable Master Trust, 6.436%, 6/1/15 (  1,051,403
1,465,691        Power Receivables Finance, LLC 6.29%, 1/1/12 (144A)  1,496,309
                                                                    $15,359,135
                 Investment Banking & Brokerage - 1.6 %
2,000,000        Goldman Sachs, 5.5%, 11/15/14                      $ 2,116,722
11,040,000  5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/49  7,948,800
3,325,000        Merrill Lynch & Co., 5.45%, 2/5/13                   3,447,762
4,765,000        Morgan Stanley Dean Witter, Floating Rate Note, 4/1  5,038,621
                                                                    $18,551,905
                 Specialized Finance - 0.8 %
5,776,002        Coso Geothermal Power, 7.0%, 7/15/26 (144A)        $ 5,054,001
2,500,000        International Lease Finance Corp., 6.375%, 3/25/13   2,004,895
2,000,000        National Rural Utilities Corp., 5.45%, 2/1/18 (b)    2,115,034
                                                                    $ 9,173,930
                 Total Diversified Financials                       $80,348,894
                 Insurance - 3.7 %
                 Insurance Brokers - 0.1 %
1,560,000        Leucadia National, 7.125%, 3/15/17 (144A)          $ 1,497,600
                 Life & Health Insurance - 1.1 %
1,690,000        Lincoln National Corp., 8.75%, 7/1/19              $ 1,954,598
4,200,000        MetLife, Inc., 10.75%, 8/1/39 (b)                    5,061,000
2,800,000        Prudential Financial, Inc., 5.15%, 1/15/13           2,882,603
2,140,000        Prudential Financial, Inc., 8.875%, 6/15/38          2,097,200
                                                                    $11,995,401
                 Multi-Line Insurance - 0.8 %
4,620,000   7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A)         $ 3,377,631
3,035,000        Liberty Mutual Group, 7.3%, 6/15/14 (144A)           2,961,893
650,000    10.75 Liberty Mutual Group, Floating Rate Note, 6/15/58 (   617,500
2,650,000        Loews Corp., 5.25%, 3/15/16 (b)                      2,683,851
                                                                    $ 9,640,875
                 Property & Casualty Insurance - 0.9 %
5,000,000        Hanover Insurance Group, 7.625%, 10/15/25          $ 4,250,000
4,135,000        Kingsway America, Inc., 7.5%, 2/1/14                 3,447,556
2,000,000        Travelers Company, Inc., 6.25%, 6/15/37              2,255,844
                                                                    $ 9,953,400
                 Reinsurance - 0.7 %
2,150,000        Berkshire Hathaway, Inc., 5.0%, 8/15/13            $ 2,335,137
2,270,000  14.00 MBIA Insurance Corp., Floating Rate Note, 1/15/33     998,800
5,048,000        Platinum Underwriters HD, 7.5%, 6/1/17               4,848,957
                                                                    $ 8,182,894
                 Total Insurance                                    $41,270,170
                 Real Estate - 3.1 %
                 Diversified Real Estate Activities - 0.4 %
4,125,000        WEA Finance LLC, 7.125%, 4/15/18                   $ 4,300,127
640,000          WEA Finance LLC, 7.5%, 6/2/14 (144A)                  689,730
                                                                    $ 4,989,857
                 Mortgage Real Estate Investment Trust - 0.5 %
5,125,000        Dexus Finance Pty Ltd., 7.125%, 10/15/14           $ 5,110,650
                 Office Real Estate Investment Trust - 0.2 %
692,000          Mack-Cali Realty LP, 5.125%, 1/15/15               $  635,968
1,607,000        Mack-Cali Realty LP, 5.125%, 2/15/14                 1,543,432
                                                                    $ 2,179,400
                 Real Estate Operating Companies - 0.6 %
8,180,000        Forest City Enterprises, 7.625%, 6/1/15            $ 6,625,800
                 Retail Real Estate Investment Trust - 0.3 %
3,470,000        Trustreet Properties, Inc., 7.5%, 4/1/15           $ 3,700,516
                 Specialized Real Estate Investment Trust - 1.0 %
4,125,000        Health Care Real Estate Investment Trust, Inc., 6.2$ 3,854,033
860,000          Health Care, Inc., 6.0%, 11/15/13                     844,250
5,325,000        Hospitality Properties Trust, 7.875%, 8/15/14        5,335,245
540,000          Ventas Realty Capital Corp., 6.75%, 4/1/17            529,200
565,000          Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)    560,763
760,000          Ventas Realty LP, 6.5%, 6/1/16                        737,200
                                                                    $11,860,691
                 Total Real Estate                                  $34,466,914
                 Software & Services - 0.4 %
                 Data Processing & Outsourced Services - 0.2 %
3,095,000        First Data Corp., 9.875%, 9/24/15 (144A) (b)       $ 2,859,006
                 Systems Software - 0.2 %
1,800,000        Oracle Corp., 5.75%, 4/15/18                       $ 1,983,312
                 Total Software & Services                          $ 4,842,318
                 Technology Hardware & Equipment - 0.8 %
                 Computer Hardware - 0.1 %
1,700,000        Hewlett-Packard Co., 4.5%, 3/1/13 (b)              $ 1,815,173
                 Computer Storage & Peripherals - 0.1 %
855,000          Seagate Technology International, 10.0%, 5/1/14    $  934,088
                 Electronic Equipment & Instruments - 0.5 %
5,070,000        Agilent Technologies, Inc., 6.5%, 11/1/17          $ 5,276,045
                 Electronic Manufacturing Services - 0.1 %
1,532,000        Flextronics International, Ltd., 6.5%, 5/15/13 (b) $ 1,493,700
                 Total Technology Hardware & Equipment              $ 9,519,006
                 Semiconductors - 0.3 %
                 Semiconductor Equipment - 0.3 %
3,140,000        Klac Instruments Corp., 6.9%, 5/1/18               $ 3,282,138
                 Total Semiconductors                               $ 3,282,138
                 Telecommunication Services - 0.9 %
                 Integrated Telecommunication Services - 0.9 %
1,200,000        AT&T, Inc., 5.6%, 5/15/18                          $ 1,261,896
1,000,000        Bellsouth Capital Funding Corp., 7.75%, 2/15/10      1,026,308
1,990,000        Embarq Corp., 7.082%, 6/1/16                         2,162,250
1,215,000        Frontier Communications Corp., 8.125%, 10/1/18       1,222,594
1,805,000        Frontier Communications Corp., 8.25%, 5/1/14         1,868,175
2,725,000        Windstream Corp., 8.125%, 8/1/13                     2,799,938
                                                                    $10,341,161
                 Total Telecommunication Services                   $10,341,161
                 Utilities - 3.4 %
                 Electric Utilities - 2.2 %
1,275,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/$ 1,450,374
980,000          Commonwealth Edison, 6.15%, 9/15/17                  1,082,913
822,514          Crocket Cogeneration, 5.869%, 3/30/25 (144A)          798,019
2,270,000        Entergy Gulf States, 5.7%, 6/1/15                    2,291,440
1,511,748        FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)  1,485,081
555,450          FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)       526,289
1,925,000        Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)   2,051,888
610,000          Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)   758,035
910,000          Nevada Power Co., 6.5%, 8/1/18                        995,534
5,055,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A)    5,083,819
1,190,998        Orcal Geothermal, 6.21%, 12/30/20 (144A)              915,901
2,690,000        Public Service of New Mexico, 7.95%, 5/15/18         2,713,102
2,025,000        TXU Energy Co., 10.25%, 11/1/15 (b)                  1,458,000
3,550,000        West Penn Power Co., 5.95%, 12/15/17                 3,759,734
                                                                    $25,370,129
                 Gas Utilities - 0.2 %
2,450,000        Nakilat, Inc., 6.267%, 12/31/33 (144A)             $ 2,229,378
                 Independent Power Producer & Energy Traders - 0.8 %
2,675,000        Intergen NV, 9.0%, 6/30/17                         $ 2,755,250
2,105,000        Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)     1,970,701
2,610,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)        2,430,171
2,677,188        Tenaska Alabama, 7.0%, 6/30/21 (144A)                2,430,675
                                                                    $ 9,586,797
                 Multi-Utilities - 0.1 %
1,365,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)           $ 1,221,670
445,589          Ormat Funding Corp., 8.25%, 12/30/20                  387,663
                                                                    $ 1,609,333
                 Total Utilities                                    $38,795,637
                 TOTAL CORPORATE BONDS
                 (Cost  $442,346,284)                               $460,856,091

                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.8 %
3,437,901        Federal Home Loan Mortgage Corp., 4.5%, 10/1/20    $ 3,599,422
245,174          Federal Home Loan Mortgage Corp., 4.5%, 11/1/18       258,991
3,802,114        Federal Home Loan Mortgage Corp., 4.5%, 11/1/20      3,980,747
1,983,150        Federal Home Loan Mortgage Corp., 4.5%, 3/1/20       2,076,323
295,997          Federal Home Loan Mortgage Corp., 4.5%, 4/1/20        309,904
1,804,238        Federal Home Loan Mortgage Corp., 4.5%, 5/1/20       1,889,005
2,775,136        Federal Home Loan Mortgage Corp., 4.5%, 8/1/20       2,921,129
4,983,186        Federal Home Loan Mortgage Corp., 5.0%, 10/1/20      5,274,002
143,898          Federal Home Loan Mortgage Corp., 5.0%, 11/1/34       149,345
2,423,094        Federal Home Loan Mortgage Corp., 5.0%, 6/1/35       2,512,547
937,491          Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       985,733
301,698          Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       317,223
599,041          Federal Home Loan Mortgage Corp., 5.5%, 11/1/35       629,305
992,834          Federal Home Loan Mortgage Corp., 5.5%, 12/1/18      1,066,125
2,842,798        Federal Home Loan Mortgage Corp., 5.5%, 8/1/35       2,986,419
1,792,229        Federal Home Loan Mortgage Corp., 5.5%, 9/1/33       1,886,134
20,935           Federal Home Loan Mortgage Corp., 6.0% 3/1/33         22,264
190,537          Federal Home Loan Mortgage Corp., 6.0%, 1/1/33        202,636
165,967          Federal Home Loan Mortgage Corp., 6.0%, 1/1/34        176,506
485,371          Federal Home Loan Mortgage Corp., 6.0%, 1/1/34        515,586
220,597          Federal Home Loan Mortgage Corp., 6.0%, 11/1/33       234,605
1,021,034        Federal Home Loan Mortgage Corp., 6.0%, 12/1/33      1,085,869
177,343          Federal Home Loan Mortgage Corp., 6.0%, 12/1/33       189,284
200,747          Federal Home Loan Mortgage Corp., 6.0%, 12/1/33       213,494
67,975           Federal Home Loan Mortgage Corp., 6.0%, 2/1/33        72,376
454,687          Federal Home Loan Mortgage Corp., 6.0%, 2/1/33        484,696
323,336          Federal Home Loan Mortgage Corp., 6.0%, 3/1/33        344,272
1,038,236        Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       1,105,462
89,845           Federal Home Loan Mortgage Corp., 6.0%, 4/1/33        95,550
702,485          Federal Home Loan Mortgage Corp., 6.0%, 4/1/35        744,678
219,490          Federal Home Loan Mortgage Corp., 6.0%, 5/1/17        235,386
2,562,878        Federal Home Loan Mortgage Corp., 6.0%, 5/1/34       2,722,418
395,289          Federal Home Loan Mortgage Corp., 6.0%, 5/1/34        419,896
188,470          Federal Home Loan Mortgage Corp., 6.0%, 5/1/34        200,202
1,951,058        Federal Home Loan Mortgage Corp., 6.0%, 6/1/35       2,068,244
1,444,363        Federal Home Loan Mortgage Corp., 6.0%, 6/1/35       1,531,115
1,121,230        Federal Home Loan Mortgage Corp., 6.0%, 7/1/34       1,191,027
794,078          Federal Home Loan Mortgage Corp., 6.0%, 8/1/34        843,510
790,716          Federal Home Loan Mortgage Corp., 6.0%, 9/1/33        840,926
37,081           Federal Home Loan Mortgage Corp., 6.5%, 1/1/29        39,991
334,949          Federal Home Loan Mortgage Corp., 6.5%, 10/1/33       360,862
186,710          Federal Home Loan Mortgage Corp., 6.5%, 10/1/33       201,331
56,705           Federal Home Loan Mortgage Corp., 6.5%, 11/1/33       60,958
380,235          Federal Home Loan Mortgage Corp., 6.5%, 11/1/33       410,063
144,523          Federal Home Loan Mortgage Corp., 6.5%, 3/1/13        149,075
2,265            Federal Home Loan Mortgage Corp., 6.5%, 3/1/31         2,438
65,486           Federal Home Loan Mortgage Corp., 6.5%, 7/1/32        70,420
12,483           Federal Home Loan Mortgage Corp., 7.0%, 11/1/30       13,733
5,115            Federal Home Loan Mortgage Corp., 8.0%, 8/1/31         5,507
2,091,188        Federal National Mortgage Association, 4.0%, 3/1/36  2,074,306
250,973          Federal National Mortgage Association, 4.0%, 7/1/18   261,510
1,655,821        Federal National Mortgage Association, 4.0%, 8/1/18  1,725,337
2,900,312        Federal National Mortgage Association, 4.5%, 10/1/3  2,952,579
2,562,294        Federal National Mortgage Association, 4.5%, 10/1/3  2,608,468
3,668,181        Federal National Mortgage Association, 4.5%, 11/1/2  3,842,813
408,769          Federal National Mortgage Association, 4.5%, 3/1/37   432,171
4,969,590        Federal National Mortgage Association, 4.5%, 4/1/19  5,234,133
4,335,361        Federal National Mortgage Association, 4.5%, 4/1/22  4,501,112
4,863,264        Federal National Mortgage Association, 4.5%, 4/1/39  4,926,588
8,448,252        Federal National Mortgage Association, 4.5%, 6/1/39  8,568,815
2,101,400        Federal National Mortgage Association, 5.0%, 1/1/20  2,227,320
1,990,146        Federal National Mortgage Association, 5.0%, 10/1/2  2,104,424
131,423          Federal National Mortgage Association, 5.0%, 12/1/1   139,709
249,686          Federal National Mortgage Association, 5.0%, 12/1/2   263,243
346,543          Federal National Mortgage Association, 5.0%, 2/1/20   366,442
248,493          Federal National Mortgage Association, 5.0%, 2/1/22   261,093
5,734,731        Federal National Mortgage Association, 5.0%, 2/1/22  6,025,500
1,366,398        Federal National Mortgage Association, 5.0%, 2/1/36  1,416,414
111,045          Federal National Mortgage Association, 5.0%, 3/1/33   115,283
3,890,373        Federal National Mortgage Association, 5.0%, 5/1/23  4,084,977
84,743           Federal National Mortgage Association, 5.0%, 5/1/34   87,898
1,705,301        Federal National Mortgage Association, 5.5%, 12/1/1  1,827,204
587,462          Federal National Mortgage Association, 5.5%, 12/1/1   628,722
105,800          Federal National Mortgage Association, 5.5%, 2/1/18   113,908
1,218,172        Federal National Mortgage Association, 5.5%, 3/1/25  1,290,271
3,380,693        Federal National Mortgage Association, 5.5%, 3/1/36  3,545,678
570,534          Federal National Mortgage Association, 5.5%, 4/1/19   611,318
2,488,307        Federal National Mortgage Association, 5.5%, 5/1/36  2,609,742
261,672          Federal National Mortgage Association, 5.5%, 6/1/33   275,301
3,602,548        Federal National Mortgage Association, 5.5%, 6/1/36  3,778,360
48,059           Federal National Mortgage Association, 5.5%, 7/1/23   51,022
1,312,102        Federal National Mortgage Association, 5.5%, 7/1/33  1,380,440
5,569,167        Federal National Mortgage Association, 5.5%, 7/1/34  5,852,266
98,341           Federal National Mortgage Association, 5.5%, 9/1/17   105,371
1,872,369        Federal National Mortgage Association, 5.5%, 9/1/19  1,999,192
3,000,000        Federal National Mortgage Association, 5.75%, 1/15/  3,312,729
75,068           Federal National Mortgage Association, 6.0% 11/1/32   79,952
4,180            Federal National Mortgage Association, 6.0%, 1/1/29    4,463
3,492            Federal National Mortgage Association, 6.0%, 1/1/29    3,753
17,069           Federal National Mortgage Association, 6.0%, 1/1/32   18,201
421,994          Federal National Mortgage Association, 6.0%, 10/1/3   449,450
135,660          Federal National Mortgage Association, 6.0%, 10/1/3   144,147
2,694,043        Federal National Mortgage Association, 6.0%, 10/1/3  2,855,854
100,865          Federal National Mortgage Association, 6.0%, 11/1/3   107,427
154,744          Federal National Mortgage Association, 6.0%, 11/1/3   164,666
83,689           Federal National Mortgage Association, 6.0%, 11/1/3   88,925
4,384,392        Federal National Mortgage Association, 6.0%, 12/1/3  4,647,730
44,294           Federal National Mortgage Association, 6.0%, 2/1/32   47,244
171,608          Federal National Mortgage Association, 6.0%, 2/1/32   182,881
294,650          Federal National Mortgage Association, 6.0%, 2/1/33   313,821
26,461           Federal National Mortgage Association, 6.0%, 2/1/35   28,116
70,353           Federal National Mortgage Association, 6.0%, 2/1/35   74,755
574,236          Federal National Mortgage Association, 6.0%, 3/1/33   611,597
40,743           Federal National Mortgage Association, 6.0%, 3/1/33   43,355
1,440,246        Federal National Mortgage Association, 6.0%, 4/1/33  1,532,602
1,523,779        Federal National Mortgage Association, 6.0%, 4/1/35  1,621,491
4,295,595        Federal National Mortgage Association, 6.0%, 4/1/36  4,546,888
112,672          Federal National Mortgage Association, 6.0%, 5/1/33   119,897
673,639          Federal National Mortgage Association, 6.0%, 5/1/35   714,100
171,472          Federal National Mortgage Association, 6.0%, 6/1/16   184,212
716,381          Federal National Mortgage Association, 6.0%, 7/1/33   762,319
2,249,864        Federal National Mortgage Association, 6.0%, 7/1/33  2,394,136
30,482           Federal National Mortgage Association, 6.0%, 8/1/32   32,466
1,084,034        Federal National Mortgage Association, 6.0%, 8/1/34  1,153,548
7,506            Federal National Mortgage Association, 6.0%, 9/1/29    8,008
4,293            Federal National Mortgage Association, 6.0%, 9/1/32    4,573
116,275          Federal National Mortgage Association, 6.0%, 9/1/34   123,550
533,768          Federal National Mortgage Association, 6.0%, 9/1/34   567,162
1,856,904        Federal National Mortgage Association, 6.0%, 9/1/34  1,973,076
94,000           Federal National Mortgage Association, 6.0%, 9/1/34   99,881
4,727,362        Federal National Mortgage Association, 6.0%, 9/1/38  4,994,044
41,357           Federal National Mortgage Association, 6.0%, 9/15/3   44,009
63,433           Federal National Mortgage Association, 6.5% 9/1/31    68,491
14,931           Federal National Mortgage Association, 6.5%, 1/1/31   16,130
488              Federal National Mortgage Association, 6.5%, 1/1/31     526
704              Federal National Mortgage Association, 6.5%, 1/1/31     758
2,300            Federal National Mortgage Association, 6.5%, 1/1/33    2,477
52,770           Federal National Mortgage Association, 6.5%, 10/1/3   56,978
6,677            Federal National Mortgage Association, 6.5%, 10/1/3    7,209
12,950           Federal National Mortgage Association, 6.5%, 10/1/3   13,983
138,279          Federal National Mortgage Association, 6.5%, 10/1/3   149,218
1,006            Federal National Mortgage Association, 6.5%, 11/1/3    1,083
264,716          Federal National Mortgage Association, 6.5%, 12/1/3   285,822
46,928           Federal National Mortgage Association, 6.5%, 2/1/32   50,670
158,645          Federal National Mortgage Association, 6.5%, 2/1/32   171,195
113,383          Federal National Mortgage Association, 6.5%, 2/1/33   122,352
4,188            Federal National Mortgage Association, 6.5%, 2/1/33    4,498
30,564           Federal National Mortgage Association, 6.5%, 3/1/31   32,905
260,918          Federal National Mortgage Association, 6.5%, 3/1/32   281,558
8,127            Federal National Mortgage Association, 6.5%, 4/1/31    8,775
23,616           Federal National Mortgage Association, 6.5%, 4/1/34   25,307
64,127           Federal National Mortgage Association, 6.5%, 5/1/31   69,240
1,276            Federal National Mortgage Association, 6.5%, 5/1/31    1,374
23,341           Federal National Mortgage Association, 6.5%, 5/1/31   25,129
286,112          Federal National Mortgage Association, 6.5%, 6/1/31   309,102
16,795           Federal National Mortgage Association, 6.5%, 6/1/31   18,082
637              Federal National Mortgage Association, 6.5%, 6/1/32     686
49,562           Federal National Mortgage Association, 6.5%, 7/1/29   53,638
5,359            Federal National Mortgage Association, 6.5%, 7/1/31    5,770
56,331           Federal National Mortgage Association, 6.5%, 7/1/31   60,647
164,282          Federal National Mortgage Association, 6.5%, 7/1/34   176,610
17,446           Federal National Mortgage Association, 6.5%, 8/1/31   18,837
11,572           Federal National Mortgage Association, 6.5%, 8/1/31   12,459
43,762           Federal National Mortgage Association, 6.5%, 9/1/31   47,251
9,838            Federal National Mortgage Association, 6.5%, 9/1/31   10,592
82,149           Federal National Mortgage Association, 7.0%, 1/1/32   90,709
5,462            Federal National Mortgage Association, 7.0%, 12/1/3    6,030
14,186           Federal National Mortgage Association, 7.0%, 12/1/3   15,660
61,292           Federal National Mortgage Association, 7.0%, 12/1/3   67,679
95,046           Federal National Mortgage Association, 7.0%, 12/1/3   104,951
3,030            Federal National Mortgage Association, 7.0%, 3/1/12    3,148
36,422           Federal National Mortgage Association, 7.0%, 4/1/31   40,205
546,011          Federal National Mortgage Association, 7.0%, 5/1/22   583,902
22,158           Federal National Mortgage Association, 7.0%, 7/1/21   24,574
337,023          Federal National Mortgage Association, 7.0%, 8/1/22   359,000
845,940          Federal National Mortgage Association, 7.0%, 9/1/22   901,102
11,701           Federal National Mortgage Association, 7.0%, 9/1/31   12,920
60,917           Federal National Mortgage Association, 7.0%, 9/1/31   67,266
2,159            Federal National Mortgage Association, 7.5%, 4/1/30    2,419
3,224            Federal National Mortgage Association, 7.5%, 8/1/20    3,619
698              Federal National Mortgage Association, 8.0%, 1/1/31     791
1,591            Federal National Mortgage Association, 8.0%, 10/1/3    1,804
6,858            Federal National Mortgage Association, 8.0%, 2/1/29    7,760
1,413            Federal National Mortgage Association, 8.0%, 2/1/30    1,602
976              Federal National Mortgage Association, 8.0%, 2/1/30    1,107
22,375           Federal National Mortgage Association, 8.0%, 3/1/31   25,362
4,490            Federal National Mortgage Association, 8.0%, 4/1/20    5,092
1,754            Federal National Mortgage Association, 8.0%, 4/1/30    1,988
1,323            Federal National Mortgage Association, 8.0%, 5/1/31    1,499
1,391            Federal National Mortgage Association, 8.0%, 7/1/30    1,577
1,229,640        Government National Mortgage Association, 4.5%, 10/  1,256,923
94,187           Government National Mortgage Association, 4.5%, 5/1   96,159
1,087,387        Government National Mortgage Association, 4.5%, 10/  1,111,514
1,492,095        Government National Mortgage Association, 4.5%, 10/  1,521,937
112,435          Government National Mortgage Association, 4.5%, 2/1   114,790
1,041,141        Government National Mortgage Association, 4.5%, 3/1  1,061,964
472,656          Government National Mortgage Association, 4.5%, 3/1   482,109
290,872          Government National Mortgage Association, 4.5%, 3/2   296,035
1,383,820        Government National Mortgage Association, 4.5%, 4/1  1,411,496
136,080          Government National Mortgage Association, 4.5%, 4/1   138,802
904,870          Government National Mortgage Association, 4.5%, 4/1   920,139
911,944          Government National Mortgage Association, 4.5%, 4/1   927,333
982,096          Government National Mortgage Association, 4.5%, 5/1   998,669
981,325          Government National Mortgage Association, 4.5%, 6/1   997,885
328,373          Government National Mortgage Association, 4.5%, 7/1   335,659
1,189,955        Government National Mortgage Association, 4.5%, 9/1  1,216,357
278,750          Government National Mortgage Association, 4.5%, 9/1   284,325
1,386,096        Government National Mortgage Association, 4.5%, 9/1  1,413,818
175,782          Government National Mortgage Association, 5.0%, 10/   186,590
295,070          Government National Mortgage Association, 5.0%, 4/1   307,214
1,403,603        Government National Mortgage Association, 5.0%, 4/1  1,459,835
657,901          Government National Mortgage Association, 5.0%, 7/1   697,735
8,220            Government National Mortgage Association, 5.0%, 7/1    8,717
4,985,658        Government National Mortgage Association, 5.0%, 7/1  5,170,594
460,712          Government National Mortgage Association, 5.0%, 9/1   480,249
804,228          Government National Mortgage Association, 5.5%, 1/1   847,832
1,041,865        Government National Mortgage Association, 5.5%, 10/  1,115,691
297,796          Government National Mortgage Association, 5.5%, 10/   318,898
119,554          Government National Mortgage Association, 5.5%, 10/   126,335
542,253          Government National Mortgage Association, 5.5%, 10/   571,653
1,174,179        Government National Mortgage Association, 5.5%, 10/  1,237,841
300,230          Government National Mortgage Association, 5.5%, 11/   321,316
1,199,910        Government National Mortgage Association, 5.5%, 11/  1,282,686
1,545,025        Government National Mortgage Association, 5.5%, 11/  1,630,725
115,642          Government National Mortgage Association, 5.5%, 12/   123,764
623,413          Government National Mortgage Association, 5.5%, 2/1   667,198
791,878          Government National Mortgage Association, 5.5%, 2/1   847,495
264,184          Government National Mortgage Association, 5.5%, 2/1   278,507
770,032          Government National Mortgage Association, 5.5%, 2/1   811,782
375,915          Government National Mortgage Association, 5.5%, 2/1   395,644
8,193            Government National Mortgage Association, 5.5%, 4/1    8,758
993,809          Government National Mortgage Association, 5.5%, 4/2  1,049,732
96,432           Government National Mortgage Association, 5.5%, 6/1   101,901
657,377          Government National Mortgage Association, 5.5%, 6/1   693,020
414,123          Government National Mortgage Association, 5.5%, 7/1   437,612
2,196,769        Government National Mortgage Association, 5.5%, 7/1  2,318,621
2,950,517        Government National Mortgage Association, 5.5%, 7/1  3,110,490
1,042,869        Government National Mortgage Association, 5.5%, 8/1  1,114,810
915,849          Government National Mortgage Association, 5.5%, 8/1   979,028
71,413           Government National Mortgage Association, 5.5%, 8/1   75,463
95,335           Government National Mortgage Association, 5.5%, 8/1   100,742
901,869          Government National Mortgage Association, 5.5%, 9/1   964,084
906,620          Government National Mortgage Association, 5.5%, 9/1   958,042
192,927          Government National Mortgage Association, 5.5%, 7/1   203,870
179,271          Government National Mortgage Association, 5.5%, 8/1   189,440
60,280           Government National Mortgage Association, 6.0%, 1/1   64,796
107,662          Government National Mortgage Association, 6.0%, 1/1   115,576
272,570          Government National Mortgage Association, 6.0%, 1/1   290,713
526,946          Government National Mortgage Association, 6.0%, 1/1   562,368
125,557          Government National Mortgage Association, 6.0%, 10/   133,993
230,997          Government National Mortgage Association, 6.0%, 10/   246,373
856,598          Government National Mortgage Association, 6.0%, 10/   910,804
1,610,416        Government National Mortgage Association, 6.0%, 10/  1,705,028
212,181          Government National Mortgage Association, 6.0%, 11/   226,594
90,984           Government National Mortgage Association, 6.0%, 11/   97,097
407,950          Government National Mortgage Association, 6.0%, 11/   433,765
349,265          Government National Mortgage Association, 6.0%, 12/   376,728
143,743          Government National Mortgage Association, 6.0%, 2/1   153,311
210,338          Government National Mortgage Association, 6.0%, 3/1   226,097
258,625          Government National Mortgage Association, 6.0%, 3/1   278,002
9,116            Government National Mortgage Association, 6.0%, 3/1    9,729
532,083          Government National Mortgage Association, 6.0%, 3/1   567,499
382,131          Government National Mortgage Association, 6.0%, 3/1   407,567
639,288          Government National Mortgage Association, 6.0%, 3/1   681,841
1,224,626        Government National Mortgage Association, 6.0%, 3/1  1,306,140
571,548          Government National Mortgage Association, 6.0%, 3/1   610,012
1,188,992        Government National Mortgage Association, 6.0%, 3/1  1,269,194
56,481           Government National Mortgage Association, 6.0%, 4/1   60,613
1,528            Government National Mortgage Association, 6.0%, 4/1    1,641
188,029          Government National Mortgage Association, 6.0%, 4/1   201,911
281,804          Government National Mortgage Association, 6.0%, 4/1   300,561
139,789          Government National Mortgage Association, 6.0%, 4/1   149,093
299,233          Government National Mortgage Association, 6.0%, 4/1   319,150
355,232          Government National Mortgage Association, 6.0%, 5/1   381,847
250,982          Government National Mortgage Association, 6.0%, 5/1   269,786
492,083          Government National Mortgage Association, 6.0%, 5/1   524,838
58,649           Government National Mortgage Association, 6.0%, 6/1   63,043
35,239           Government National Mortgage Association, 6.0%, 6/1   37,585
646,962          Government National Mortgage Association, 6.0%, 7/1   674,397
4,455            Government National Mortgage Association, 6.0%, 8/1    4,708
176,631          Government National Mortgage Association, 6.0%, 8/1   188,498
36,213           Government National Mortgage Association, 6.0%, 8/1   38,670
2,234,090        Government National Mortgage Association, 6.0%, 8/1  2,366,362
518,182          Government National Mortgage Association, 6.0%, 9/1   556,276
1,117,266        Government National Mortgage Association, 6.0%, 9/1  1,192,333
173,548          Government National Mortgage Association, 6.0%, 9/1   185,209
89,155           Government National Mortgage Association, 6.0%, 9/1   95,145
51,570           Government National Mortgage Association, 6.0%, 9/1   55,003
264,264          Government National Mortgage Association, 6.0%, 9/1   280,987
604,075          Government National Mortgage Association, 6.0%, 9/1   642,302
2,889,998        Government National Mortgage Association, 6.0%, 9/1  3,066,107
229,978          Government National Mortgage Association, 6.0%, 9/1   245,286
64,464           Government National Mortgage Association, 6.5%, 1/1   69,674
435,015          Government National Mortgage Association, 6.5%, 1/1   468,267
1,643,023        Government National Mortgage Association, 6.5%, 1/1  1,775,576
17,470           Government National Mortgage Association, 6.5%, 1/1   18,833
191,811          Government National Mortgage Association, 6.5%, 1/1   204,315
130,663          Government National Mortgage Association, 6.5%, 1/1   139,180
12,544           Government National Mortgage Association, 6.5%, 1/1   13,354
138,487          Government National Mortgage Association, 6.5%, 10/   149,463
471,879          Government National Mortgage Association, 6.5%, 10/   509,276
28,226           Government National Mortgage Association, 6.5%, 10/   30,463
358,577          Government National Mortgage Association, 6.5%, 10/   385,985
7,098            Government National Mortgage Association, 6.5%, 10/    7,565
19,412           Government National Mortgage Association, 6.5%, 11/   20,951
238,794          Government National Mortgage Association, 6.5%, 11/   258,019
5,331            Government National Mortgage Association, 6.5%, 2/1    5,762
28,794           Government National Mortgage Association, 6.5%, 2/1   31,121
127,910          Government National Mortgage Association, 6.5%, 2/1   137,687
283,702          Government National Mortgage Association, 6.5%, 2/1   302,196
37,992           Government National Mortgage Association, 6.5%, 3/1   41,062
143,846          Government National Mortgage Association, 6.5%, 3/1   155,471
41,127           Government National Mortgage Association, 6.5%, 3/1   44,450
44,294           Government National Mortgage Association, 6.5%, 3/1   47,804
72,969           Government National Mortgage Association, 6.5%, 3/1   78,546
307,552          Government National Mortgage Association, 6.5%, 4/1   331,926
24,594           Government National Mortgage Association, 6.5%, 4/1   26,474
131,755          Government National Mortgage Association, 6.5%, 4/1   140,261
531              Government National Mortgage Association, 6.5%, 5/1     571
269,279          Government National Mortgage Association, 6.5%, 5/1   291,099
13,656           Government National Mortgage Association, 6.5%, 5/1   14,760
88,419           Government National Mortgage Association, 6.5%, 5/1   95,537
74,477           Government National Mortgage Association, 6.5%, 5/1   80,482
39,844           Government National Mortgage Association, 6.5%, 5/1   42,889
123,822          Government National Mortgage Association, 6.5%, 5/1   131,971
36,918           Government National Mortgage Association, 6.5%, 6/1   39,844
61,254           Government National Mortgage Association, 6.5%, 6/1   65,936
481,471          Government National Mortgage Association, 6.5%, 6/1   512,857
40,175           Government National Mortgage Association, 6.5%, 6/1   42,769
761,723          Government National Mortgage Association, 6.5%, 7/1   819,947
167,655          Government National Mortgage Association, 6.5%, 7/1   180,470
232,759          Government National Mortgage Association, 6.5%, 7/1   247,787
642,256          Government National Mortgage Association, 6.5%, 7/1   683,722
9,908            Government National Mortgage Association, 6.5%, 8/1   10,286
133,565          Government National Mortgage Association, 6.5%, 8/1   143,774
26,071           Government National Mortgage Association, 6.5%, 8/1   28,064
100,997          Government National Mortgage Association, 6.5%, 9/1   108,717
18,414           Government National Mortgage Association, 6.5%, 9/1   19,614
1,509,014        Government National Mortgage Association, 6.5%, 12/  1,628,615
146,208          Government National Mortgage Association, 6.5%, 8/1   157,795
41,413           Government National Mortgage Association, 7.0%, 10/   45,761
147,795          Government National Mortgage Association, 7.0%, 11/   162,913
60,924           Government National Mortgage Association, 7.0%, 11/   67,156
15,783           Government National Mortgage Association, 7.0%, 12/   16,814
9,944            Government National Mortgage Association, 7.0%, 12/   10,987
34,138           Government National Mortgage Association, 7.0%, 2/1   37,719
6,343            Government National Mortgage Association, 7.0%, 4/1    6,993
68,757           Government National Mortgage Association, 7.0%, 4/1   75,933
17,705           Government National Mortgage Association, 7.0%, 4/1   19,564
207,766          Government National Mortgage Association, 7.0%, 5/1   228,128
40,541           Government National Mortgage Association, 7.0%, 6/1   44,797
102,921          Government National Mortgage Association, 7.0%, 6/1   113,717
4,922            Government National Mortgage Association, 7.0%, 8/1    5,426
531,550          Government National Mortgage Association, 7.0%, 8/1   587,359
18,332           Government National Mortgage Association, 7.0%, 9/1   19,150
63,201           Government National Mortgage Association, 7.0%, 9/1   69,837
12,816           Government National Mortgage Association, 7.0%, 7/1   14,161
102,965          Government National Mortgage Association, 7.5%, 12/   115,469
7,482            Government National Mortgage Association, 7.5%, 2/1    8,373
17,668           Government National Mortgage Association, 7.5%, 2/1   19,814
6,694            Government National Mortgage Association, 7.5%, 8/1    7,003
22,055           Government National Mortgage Association, 7.5%, 8/1   24,719
9,955            Government National Mortgage Association, 7.75%, 2/   11,236
6,058            Government National Mortgage Association, 8.0%, 5/1    6,215
306,378          Government National Mortgage Association, I, 6.0%,    326,962
31,819           Government National Mortgage Association, I, 7.0%,    35,157
52,626           Government National Mortgage Association, I, 7.0%,    58,151
18,042           Government National Mortgage Association, I, 7.5%,    20,221
1,547,380        Government National Mortgage Association, II, 4.5%,  1,574,842
611,827          Government National Mortgage Association, II, 4.5%,   623,096
723,892          Government National Mortgage Association, II, 5.5%,   771,125
114,679          Government National Mortgage Association, II, 5.5%,   121,132
1,089,754        Government National Mortgage Association, II, 5.5%,  1,151,075
7,097            Government National Mortgage Association, II, 6.5%,    7,671
3,099            Government National Mortgage Association, II, 6.5%,    3,350
93,731           Government National Mortgage Association, II, 6.5%,   101,308
233,707          Government National Mortgage Association, II, 7.0%,   256,055
210,558          Government National Mortgage Association, II, 7.0%,   230,297
6,942            Government National Mortgage Association, II, 7.0%,    7,609
4,320,000        U.S. Treasury Bonds, 1.125%, 6/30/11                 4,344,974
22,500,000       U.S. Treasury Bonds, 2.75%, 2/15/19                 21,471,683
25,000,000       U.S. Treasury Bonds, 3.25%, 5/31/16                 25,611,325
11,420,000       U.S. Treasury Bonds, 3.875%, 5/15/18                11,968,697
1,500,000        U.S. Treasury Bonds, 4.25%, 11/15/13                 1,638,164
1,000,000        U.S. Treasury Bonds, 4.37%, 3/31/12                  1,081,250
4,750,000        U.S. Treasury Bonds, 6.25%, 8/15/23                  5,953,831
3,496,620        U.S. Treasury Inflation Notes, 2.0%, 1/15/14         3,621,187
6,380,000        U.S. Treasury Notes 3.125%, 5/15/19 (b)              6,277,818
3,780,000        U.S. Treasury Notes 4.25%, 5/15/39                   3,910,527
1,500,000        U.S. Treasury Notes, 1.125%, 1/15/12                 1,500,000
5,720,000        U.S. Treasury Notes, 2.625%, 6/30/14                 5,821,885
4,020,000        U.S. Treasury Notes, 3.25%, 6/30/16                  4,117,674
1,750,000        U.S. Treasury Notes, 3.625%, 5/15/13                 1,866,895
625,000          U.S. Treasury Notes, 4.0%, 2/15/15                    673,438
1,000,000        U.S. Treasury Notes, 4.125%, 5/15/15                 1,082,812
2,500,000        U.S. Treasury Notes, 4.25%, 8/15/15                  2,722,655
3,000,000        U.S. Treasury Notes, 4.375%, 2/15/38                 3,160,314
1,000,000        U.S. Treasury Notes, 4.5%, 2/15/16                   1,103,359
3,500,000        U.S. Treasury Notes, 4.5%, 2/15/36                   3,759,217
8,435,000        U.S. Treasury Notes, 4.5%, 5/15/38                   9,076,853
6,000,000        U.S. Treasury Notes, 4.50%, 11/15/15                 6,615,468
2,000,000        U.S. Treasury Notes, 4.75%, 5/15/14                  2,229,376
840,000          U.S. Treasury Notes, 5.5%, 8/15/28                   1,002,094
450,000          U.S. Treasury Notes, 7.875%, 2/15/21                  627,328
10,960,000       U.S. Treasury Strip, 0.0%, 11/15/13                 10,053,608
500,000          U.S. Treasury Strip, 0.0%, 5/15/13                    468,880
                                                                    $392,346,010
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost  $376,093,830)                               $392,346,010

                 FOREIGN GOVERNMENT BONDS - 0.4 %
1,840,000        Bank of Korea Import/Export 8.125%, 1/21/14        $ 2,107,687
625,000          Export-Import Bank of Korea 5.875%,  1/14/15          658,907
1,460,000        Korea Development Bank 5.3%, 1/17/13                 1,516,854
                 TOTAL FOREIGN GOVERNMENT BONDS                     $ 4,283,448
                 (Cost  $3,913,318)                                 $ 4,283,448

                 MUNICIPAL BONDS - 0.8 %
                 Government - 0.8 %
                 Municipal  Higher Education - 0.8 %
4,380,000        California State University Revenue, 5.0%, 11/1/39 $ 4,578,808
4,600,000        Connecticut State Health & Educational, 5.0%, 7/1/4  4,891,962
                 TOTAL MUNICIPAL BONDS                              $ 9,470,770
                 (Cost  $8,818,679)                                 $ 9,470,770

                 SENIOR FLOATING RATE LOAN OBLIGATIONS - 5.7 % **
                 Energy - 0.1 %
                 Oil & Gas Equipment & Services - 0.1 %
1,782,000   8.00 Hudson Products Holdings, Inc., Term Loan,  8/24/15$ 1,675,080
                 Total Energy                                       $ 1,675,080
                 Materials - 0.6 %
                 Diversified Chemical - 0.1 %
1,160,045   7.65 Ashland, Inc., Term B Borrowing, 5/13/14           $ 1,187,836
                 Diversified Metals & Mining - 0.0 %
350,000     8.75 Murray Energy Corp., Term Loan, 1/28/11            $  339,500
                 Paper Packaging - 0.4 %
2,117,085   6.75 Graham Packaging Co., C Term Loan, 4/5/14          $ 2,122,047
211,544     2.56 Graham Packaging Co., B Term Loan, 10/7/11            207,778
2,955,000   3.27 Graphic Packaging International, Inc., Incremental   2,879,278
                                                                    $ 5,209,103
                 Total Materials                                    $ 6,736,439
                 Capital Goods - 0.5 %
                 Aerospace & Defense - 0.3 %
3,375,764   3.74 Aeroflex, Inc., Tranche B-1 Term, 8/15/14          $ 3,122,581
                 Construction & Farm Machinery & Heavy Trucks - 0.2 %
912,849     8.00 Accuride Corp., Term Advance, 1/31/12              $  887,745
1,550,000        Oshkosh Corp., Term B Loan, 12/6/13                  1,551,826
                                                                    $ 2,439,571
                 Total Capital Goods                                $ 5,562,152
                 Commercial Services & Supplies - 0.2 %
                 Environmental & Facilities Services - 0.2 %
2,947,236   2.24 Synagro Technologies, Inc., Term Loan, 4/2/14      $ 2,394,629
                 Total Commercial Services & Supplies               $ 2,394,629
                 Transportation - 0.1 %
                 Air Freight & Couriers - 0.1 %
402,514     0.18 TNT Logistics PLC, Additional Pre-funded Loan, 11/4$  330,732
1,201,122   3.25 TNT Logistics PLC, U.S. Term Loan, 11/4/13           1,009,444
                                                                    $ 1,340,176
                 Total Transportation                               $ 1,340,176
                 Automobiles & Components - 0.3 %
                 Tires & Rubber - 0.3 %
4,190,000   2.00 Goodyear Tire & Rubber Co., Second Lien Loan, 4/30/$ 3,926,629
                 Total Automobiles & Components                     $ 3,926,629
                 Consumer Durables & Apparel - 0.1 %
                 Housewares & Specialties - 0.1 %
1,003,558   2.78 Jarden Corp., Term Loan B-3, 1/24/12               $  992,626
                 Total Consumer Durables & Apparel                  $  992,626
                 Consumer Services - 0.2 %
                 Casinos & Gaming - 0.2 %
1,548,060   6.00 Fontainebleau Las Vegas LLC, Initial Term Loan, 6/6$  430,877
774,030     6.00 Fontainebleau Las Vegas LLC, Delayed Draw, 5/17/14    215,438
393,153     3.10 Gateway Casinos & Entertainment LLC, Delayed Draw,    318,454
1,941,067   3.10 Gateway Casinos & Entertainment LLC, Term Advance,   1,572,265
                                                                    $ 2,537,034
                 Total Consumer Services                            $ 2,537,034
                 Media - 0.3 %
                 Broadcasting - 0.2 %
3,300,000   2.53 Univision Communication, Inc., Initial Term Loan, 9$ 2,802,938
                 Cable & Satellite - 0.0 %
948,953     2.51 Knology, Inc., Term Loan, 4/30/12                  $  932,305
                 Total Media                                        $ 3,735,243
                 Retailing - 0.1 %
                 Internet Retail - 0.1 %
1,358,000   3.55 Ticketmaster Corp., Term B Loan, 7/25/14           $ 1,330,840
                 Total Retailing                                    $ 1,330,840
                 Health Care Equipment & Services - 1.2 %
                 Health Care Equipment - 0.3 %
4,137,625   3.96 Talecris Biotherapeutics Holdings Corp., First Term$ 4,072,975
                 Health Care Facilities - 0.5 %
1,678,905   2.61 CHS/Community Health Systems, Inc., Funded Term, 7/$ 1,581,108
85,650      2.50 CHS/Community Health Systems, Inc., Delayed Draw, 7   80,661
2,147,021   2.53 HCA, Inc., Tranche B Term, 11/18/13                  2,029,338
1,264,349   2.65 Sun Health Care Group, Inc., Term Loan, 4/19/14      1,185,327
265,517     2.28 Sun Health Care Group, Inc., Delayed Draw, 4/19/14    248,922
                                                                    $ 5,125,356
                 Health Care Services - 0.2 %
2,808,170   2.50 Catalent Pharma Solutions, Inc., Dollar Term Loan, $ 2,481,018
                 Health Care Supplies - 0.1 %
1,403,997   3.53 Bausch & Lomb, Inc., Term Loan, 4/24/15            $ 1,344,128
340,950     3.52 Bausch & Lomb, Inc., Delayed Draw, 4/24/15            326,411
                                                                    $ 1,670,539
                 Total Health Care Equipment & Services             $13,349,888
                 Pharmaceuticals & Biotechnology - 0.1 %
                 Life Sciences Tools & Services - 0.1 %
832,125     5.25 Life Technologies Corp., Term B Facility, 6/11/16  $  839,052
                 Total Pharmaceuticals & Biotechnology              $  839,052
                 Diversified Financials - 0.5 %
                 Diversified Financial Services - 0.4 %
5,516,000   2.23 Metavante Corp., Term Loan, 11/1/14                $ 5,509,058
                 Total Diversified Financials                       $ 5,509,058
                 Software & Services - 0.2 %
                 It Consulting & Other Services - 0.2 %
2,406,692   2.00 SunGard Data Systems, Inc., New U.S. Term, 2/28/14 $ 2,268,307
                 Systems Software - 0.0 %
487,368     6.00 Macrovision Solutions Corp., Term Loan, 5/2/13     $  488,586
                 Total Software & Services                          $ 2,756,893
                 Technology Hardware & Equipment - 0.2 %
                 Electronic Components - 0.1 %
328,125     2.50 Flextronics Semiconductor, Ltd., A-1-A Delayed Draw$  296,475
1,142,052   2.69 Flextronics Semiconductor, Ltd., A Closing Date Loa  1,031,892
                                                                    $ 1,328,367
                 Electronic Equipment & Instruments - 0.0 %
397,222     3.64 Huawei-3Com Co. Ltd., Tranche B Term, 9/28/12      $  378,355
                 Total Technology Hardware & Equipment              $ 1,706,722
                 Telecommunication Services - 0.4 %
                 Integrated Telecom Services - 0.3 %
239,019     3.25 Telesat Canada, U.S. Term II Loan, 10/24/14        $  230,568
2,782,751   3.25 Telesat Canada, U.S. Term I Loan, 10/24/14           2,684,360
                                                                    $ 2,914,928
                 Wireless Telecommunication Services - 0.1 %
720,900     2.25 Centennial Cellular Co., New Term Loan, 2/9/11     $  715,622
1,180,000   3.25 Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14   1,063,966
                                                                    $ 1,779,588
                 Total Telecommunication Services                   $ 4,694,516
                 Utilities - 0.4 %
                 Electric Utilities - 0.2 %
2,760,000   3.75 Texas Competitive Electric Holdings, Inc., Initial $ 2,192,134
                 Independent Power Producer & Energy Traders - 0.2 %
2,908,286   3.17 Calpine Corp., First Priority Term, 3/31/14        $ 2,658,537
                 Total Utilities                                    $ 4,850,671
                 TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                 (Cost  $67,139,742)                                $63,937,648

                 TEMPORARY CASH INVESTMENTS - 5.7 %
                 Repurchase Agreements - 2.1 %
11,835,000       BNP Paribas, 0.05%, dated 9/30/09, repurchase price of
                 $11,835,000 plus accrued interest on 10/1/09 collateralized by the following:

                 $1,422,950 Freddie Mac Giant, 4.0 - 7.0%, 8/1/15 - 10/1/38
                 $10,655,845 Federal National Mortgage Association, $11,835,000

11,835,000       Deutsche Bank, 0.05%, dated 9/30/09, repurchase pri
                 of $11,835,000 plus accrued interest on 10/1/09
			collateralized by
                 the following:

                 $2,591,992 Freddie Mac Giant, 5.5 - 7.0%, 11/1/35 - 3/1/38
                 $5,843,908 Federal National Mortgage Association., 5.5-7.0%,
			1/1/22 - 1/1/39
                 $1,950,131 Federal National Mortgage Association (ARM), 4.665-
			5.104%, 1/1/34 - 3/1/38
                 $1,685,669 Federal Home Loan Mortgage Corp., 5.633  11,835,000
                 Total Repurchase Agreements                        $23,670,000

                 Securities Lending Collateral  - 3.6 % (c)
                 Certificates of Deposit:
1,939,125        Bank of Nova Scotia 0.25%, 11/17/09                $1,939,125
2,046,854        BNP Paribas NY, 0.3%, 11/17/09                      2,046,854
1,292,750        Rabobank Nederland NY, 0.24%, 12/11/09              1,292,750
1,292,750        Societe Generale, 0.27%, 12/4/09                    1,292,750
1,292,750        Toronto Dominion, 0.23%, 12/16/09                   1,292,750
                                                                    $7,864,229
                 Commercial Paper:
2,153,784        BBVA London, 0.29%, 11/6/09                        $2,153,784
1,291,887        CBA Financial, 0.27%, 12/29/09                      1,291,887
1,291,942        HND AF, 0.30%, 12/15/09                             1,291,942
1,076,846        HSBC, 0.24%, 12/2/09                                1,076,846
215,368          HSBC, 0.24%, 12/3/09                                 215,368
1,938,078        NABPP, 0.29%, 12/7/09                               1,938,078
2,154,583        Cafco, 0.40%, 10/1/09                               2,154,583
1,615,883        Char FD, 0.30%, 10/5/09                             1,615,883
538,541          Char FD, 0.28%, 10/26/09                             538,541
646,061          Ciesco, 0.33%, 11/23/09                              646,061
646,074          Ciesco, 0.25%, 12/7/09                               646,074
991,009          Fasco, 0.20%, 10/19/09                               991,009
1,077,064        Kithaw, 0.23%, 11/3/09                              1,077,064
1,356,959        Old LLC, 0.30%, 10/16/09                            1,356,959
862,566          Old LLC, 0.32%, 10/15/09                             862,566
1,076,781        Ranger, 0.24%, 12/11/09                             1,076,781
1,023,232        TB LLC, 0.20%, 10/5/09                              1,023,232
435,357          GE, 0.23%, 10/26/09                                  435,357
752,005          Santander U.S. Debt, 0.37%, 11/20/09                 752,005
                                                                    $21,144,020
                 Tri-party Repurchase Agreements:
6,248,290        Deutsche Bank, 0.06%, 10/1/09                      $6,248,290
2,847,798        Barclays Capital Markets, 0.01%, 10/1/09            2,847,798
                                                                    $9,096,088
Shares
                 Money Market Mutual Fund:
861,833          Dreyfus Preferred Money Market Fund                $ 861,833
1,077,291        Fidelity Prime Money Market Fund                    1,077,290
                                                                    $1,939,123
                 Total Securities Lending Collateral                $40,043,460
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost  $63,713,460)                                $63,713,460

                 TOTAL INVESTMENT IN SECURITIES - 102.6%
                 (Cost  $1,145,905,526) (a)                      $1,156,955,323
                 OTHER ASSETS AND LIABILITIES - (2.6)%            $(29,628,511)
                 TOTAL NET ASSETS - 100.0%                       $1,127,326,812

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $75,355,681 or 6.9% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
                 Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $1,144,003,922 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost         $87,781,256

                 Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value         (74,829,855)

                 Net unrealized gain                               $12,951,401

(b)              At September 30, 2009, the following securities were out on
		loan:

Principal
Amount ($)                            Security                          Value
3,471,000        Barclays Plc, 6.05%, 12/4/17                       $3,493,096
4,445,000        Branch Banking & Trust Co., 4.875%, 1/15/13         4,543,759
450,000          British Sky Broadcasting, 6.1%, 2/15/18 (144A)       484,762
564,000          Capital One Financial Corp., 7.375%, 5/23/14         629,432
1,000,000        Caterpillar, Inc., 7.9%, 12/15/18                   1,233,201
1,320,000        C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 1,041,771
1,480,000        First Data Corp., 9.875%, 9/24/15 (144A)            1,367,150
566,000          Flextronics International, Ltd., 6.5%, 5/15/13       551,850
1,640,000        Freeport-McMoran Copper & Gold, Inc., Floating Rate 1,643,329
719,000          GATX Financial Corp., 6.0%, 2/15/18                  686,556
100,000          Hewlett-Packard Co., 4.5%, 3/1/13                    106,775
640,000          Holly Energy Partners LP, 6.25%, 3/1/15              585,600
950,000          Intelsat Subsidiary Holding Co., 8.5%, 1/15/13       961,875
2,470,000        International Lease Finance Corp., 6.375%, 3/25/13  1,980,836
2,400,000        Loews Corp., 5.25%, 3/15/16                         2,430,658
4,075,000        MetLife, Inc., 10.75%, 8/1/39                       4,910,375
800,000          National Rural Utilities Corp., 5.45%, 2/1/18        846,014
1,659,000        PNC Funding Corp., Floating Rate Note, 5/29/49      1,580,391
239,000          Sally Holdings, 9.25%, 11/15/14 (144A)               247,365
16,000           Teck Resources, Ltd., 10.25%, 5/15/16                 18,080
1,304,000        TXU Energy Co., 10.25%, 11/1/15                      938,880
5,000,000        U.S. Treasury Notes 3.125%, 5/15/19                 4,919,920
495,000          U.S. Treasury Strip, 0.0%, 5/15/13                   464,191
1,000,000        Wachovia Corp., 5.75%, 6/15/17                      1,056,474
Shares
1,600            Bank of America Corp., 7.25%, 12/31/49              1,359,984
                 Total                                              $38,082,323

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

(d)              Debt obligation with a variable interest rate.
                 Rate shown is rate at period end.

                Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                Level 1 - quoted prices in active markets for identical securities
                Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
			speeds,
                     credit risk, etc.)
                Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                            Level 1         Level 2      Level 3      Total
Convertible Corp             $0           $9,300,929     $0        $9,300,929
Convertible Preferred      4,147,951       2,616,138      0         6,764,089
Asset Backed Sec             0            28,222,040   3,050,374   31,272,414
Collateralized Mort Obl      0           114,776,663     233,801  115,010,464
Corporate Bonds              0           460,856,091      0       460,856,091
U.S. Government A            0           392,346,010      0       392,346,010
Foreign Government           0             4,283,448      0         4,283,448
Municipal Bonds              0             9,470,770      0         9,470,770
Senior Floating Rate loans   0            63,937,648      0        63,937,648
Temporary Cash Investments 1,939,123      61,774,337      0         63,713,460
Total                     $6,087,074  $1,147,584,074  $3,284,175 $1,156,955,323


                 Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                          Asset  Collateralized
                                                          backed   Mortgage
                                                        securities  Obligations
Balance as of 6/30/09                                  $3,070,286   $132,478
Realized gain (loss)                                            0      0
Change in unrealized g/l                                   13,276   101,323
Net purchases (sales)                                     (33,188)     0
Transfers in and out of level 3                                 0      0
Balance as of 9/30/09                                  $3,050,374   $233,801


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.